4th Quarter Report
January 18, 2001

Dear Shareholders,

We ended the quarter with our net asset value at $1.46 per share. This represents a 10% increase from our net asset value of $1.33 per share in the fourth quarter of last year. We made two investments during the quarter. We purchased 100 shares of Convertible Series B Preferred stock for $100,000 in INRAD, Inc. INRAD is located in Northvale, New Jersey and develops, manufactures and supplies products for the Photonics industry primarily consisting of Crystals and Crystal Components, Custom Optics, and Systems and Instruments. INRAD is currently trading on the Bulletin Board (OTC: INRD.OB) but recently announced that it has filed for listing on NASDAQ Small Cap.

We also increased our investment in BNKR, Inc. by $200,000 through participation in a Bridge Loan. This was part of a second round of financing led by Seed Capital Partners, which totaled $1.5 million. BNKR, Inc. is currently pursuing marketing partners to broaden its variety of services to include brokerage, loan, credit cards and insurance.

We wrote off our investment in TSS-Transnet, Inc. and revalued our shares in ARIA Wireless to reflect the lower market price. Pathlight Technology, Inc. continues to expand its business and has recently issued press releases regarding their relationships with EMC, McData, Tokyo Electron and Tidalwire.

Thank you for your continued support and interest in Rand.

Allen F. Grum

Portfolio Valuation / December 31, 2000

                                                                                                  12/31/00                         9/30/00
                                                                                                          Per share                       Per share
Company and Business        Type of Investment      Date Acquired    Cost                        Value    of Rand                Value    of Rand
=========================== ======================= =============== ================ =================== =========== =================== ===========
=========================== ======================= =============== ================ =================== =========== =================== ===========
American Tactile            Convertible             6/23/95         150,000                      50,000        0.01              50,000        0.01
Corporation Medina, NY.     Debentures at 8% due
Develops equipment and      June 2000 and April
systems to produce          2001 with detachable
signage.                    warrants
www.americantactile.com
 ........................... ....................... ............... ................ ................... ........... ................... ...........
 ........................... ....................... ............... ................ ................... ........... ................... ...........
ARIA Wireless Systems,      Common Stock -          5/23/97         543,840                     129,840        0.02             227,840        0.04
Inc. (OTC:AWSI)* Buffalo,   488,000 shares
NY.  Markets wireless       $105,840 Demand Notes
radio transmission          at 15%
communication equipment.
www.aria-glb.com
 ........................... ....................... ............... ................ ................... ........... ................... ...........
 ........................... ....................... ............... ................ ................... ........... ................... ...........
BNKR, Inc.                  Series A Convertible    5/30/00         400,000                     400,000        0.07             200,000        0.03
Bloomington, MN. Provides   Preferred Stock -
turn-key solutions          200,000 shares
for on-line community       Cumulative Dividend
banking. www.bnkr.com       $0.08 per share per
                            annum
                            200,000 Note at 12%
                            due February, 2001
 ........................... ....................... ............... ................ ................... ........... ................... ...........
 ........................... ....................... ............... ................ ................... ........... ................... ...........
BioWorks, Inc. Geneva,      Series A Convertible    11/6/95         56,000                       56,000        0.01              56,000        0.01
NY.  Develops and           Preferred Stock -
manufactures biological     32,000 shares
alternative to chemical
pesticides.
www.bioworksbiocontrol.com
 ........................... ....................... ............... ................ ................... ........... ................... ...........
 ........................... ....................... ............... ................ ................... ........... ................... ...........
Clearview Cable TV, Inc.    Common Stock - 400      2/23/96         55,541                       55,541        0.01              55,541        0.01
New Providence, NJ.         shares
Cable television operator.
 ........................... ....................... ............... ................ ................... ........... ................... ...........
 ........................... ....................... ............... ................ ................... ........... ................... ...........
Contract Staffing           Series A 8%             11/8/99         100,000                     100,000        0.02             100,000        0.02
Buffalo, NY. PEO            Cumulative Preferred
providing human resource    Stock - 10,000 shares
administration for small
businesses.
www.contract-staffing.com
 ........................... ....................... ............... ................ ................... ........... ................... ...........
 ........................... ....................... ............... ................ ................... ........... ................... ..........
DataView, LLC Mt. Kisco,     5.5% Membership         10/1/98         310,357                     343,357        0.06             343,357       0.06
NY.  Designs, develops and   Interest
markets browser based
software for investment
professionals.
www.marketgauge.com
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
Fertility Acoustics, Inc.    Common Stock -          10/1/97         87,440                    1,167,012        0.20           1,167,012       0.20
Buffalo, NY.  Developer of   848,736 Shares
proprietary methods to
diagnose onset of
ovulation.
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
G-TEC Natural Gas Systems    41.67% Class A          8/31/99         300,000                     300,000        0.05             300,000       0.05
Buffalo, NY.  Manufactures   Membership Interest
and distributes systems      8% Cumulative Dividend
that allow natural gas to
be used as an alternative
fuel to gases.
www.gas-tec.com.
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
Hammertime Kitchen & Bath    Company has ceased      10/1/98                                                                     175,000       0.03
Works, Inc. Clarence, NY.    operations
Exclusive Sears licensed
installer of kitchens and
baths.
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
HCI Systems Kennebunk, ME.   Series B Preferred      12/15/99        100,500                     100,500        0.02             100,500       0.02
Facilities management        Stock - 67,000 Shares
software solution.           5% Cumulative Dividend
www.hcisystems.com
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
INRAD, Inc. (OTC: INRD.OB)   Convertible Series B    10/31/00        100,000                     100,000         .02                   -          -
Northvale, NJ. Develops      Preferred Stock - 100
and manufactures products    Shares
for laser photonics          10% Dividend
industry. www.inrad.com
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
MemberWare Technologies,     Promissory Note at      9/16/99         100,000                     150,000        0.03             150,000       0.03
Inc. Pittsford, NY.          Prime Rate + 4.5% due
Internet company engaged     September 2004.
in web related consulting    Common Stock - 40,000
services.                    Shares 34,000
www.memberware.com           warrants for shares
                             of stock
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
MINRAD, Inc. Buffalo, NY.    595,506 Common          8/4/97           874,030                  1,111,000        0.19           1,111,000       0.19
Developer of laser guided    Shares. 53,628
surgical devices. Merged     Preferred Shares
with BioVector, Inc.
December 1999.

 ............................ ....................... ............... ................ ................... ........... ................... ..........
Pathlight Technology, Inc.   Class A Series          10/7/97         1,174,998                 2,012,922        0.35           2,012,922       0.35
Ithaca, NY.  Develops SAN    Convertible Preferred
technology for computer      Stock - 200,000
industry. www.pathlight.com  shares with 6%
                             cumulative dividend.
                             Preferred Class B -
                             117,187 shares
                             Class C Preferred
                             Stock - 214,285
                             Shares
                             67,578 warrants for
                             shares of stock
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
Platform Technology          Two units with option   9/24/97         8,045                        60,000        0.01              60,000       0.01
Holdings, LLC                for two additional
Charlottesville, VA.         units
Provides sales support and
management for unique
medical businesses.
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
TSS-Transnet Milton,         Company filed for       6/1/00          316,401                           -           -             250,000       0.04
Ontario. Canadian and U.S.   bankruptcy - October
trucking and logistics       2000
company.
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
Ultra-Scan Corporation       Common Shares - 49,290  12/11/92        302,586                     369,675        0.06             369,675       0.06
Amherst, NY.  Ultrasonic
finger print technology.
www.ultra-scan.com
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
UStec, Inc. Victor, NY.      Promissory Note at      12/17/98        100,500                     150,000        0.03             150,000       0.03
Manufacturers and markets    12% due January 2003
digital wiring systems for   50,000 common shares
residential new home         2,500 warrants for
construction. www.ustecnet.  common shares
com
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
Vanguard Modular Building    Preferred Units -       12/16/99         270,000                    270,000        0.05             270,000       0.05
Systems Philadelphia, PA.    2,673 Units with
Leases and sells high-end    Warrants
modular space solutions.     14% Interest Rate
www.vanguardmodular.com

 ............................ ....................... ............... ................ ................... ........... ................... ..........
Preferred Stock Portfolio*   Motorola - 4,000        7/15/99         214,606                     207,844        0.04             879,303       0.15
^ Motorola                   shares; Texaco -
(MOT-A), Texaco (TXC-A)      5,000 shares
 ............................ ....................... ............... ................ ................... ........... ................... ..........
 ............................ ....................... ............... ................ ................... ........... ................... ..........
Other investments            Other                                   594,486                         235           -                 236       0.04
                                                                     ---------------- ------------------- ----------- ------------------- ----------
                             Total portfolio                         6,159,330                 7,133,926        1.24           8,028,396       1.40
                                                                     =========
                             investments
                             Cash and Cash                                                       304,066        0.05              80,041       0.01
                             equivalents
                             Net                                                                 286,914        0.05             124,389       0.02
                             receivables(payables)
                                                                                      ------------------- ----------- ------------------- ----------
                                                                                      ------------------- ----------- ------------------- ----------
                             Net Assets before                                                 7,724,906        1.34           8,232,826       1.43
                             Taxes
                             Tax provision                                                   (660,790)          0.12           (471,880)      (0.08)
                             (benefit)
                                                                                      -----------------               -------------------
                             Net Assets                                                       8,385,696                        8,704,706
                                                                                              =========                        =========
                             Net Asset Value per                                                                1.46                           1.51
                             Share (5,748,034
                             shares outstanding at
                             September 30, 2000
                             and at December 31,
                             2000)

*     Publicly owned company          ^     Unrestricted securities

Note: Restricted securities, including securities of publicly-owned companies which are subject to restrictions on resale, are valued at fair value as determined by the Board of Directors. Fair value is considered to be the amount which the Corporation may reasonably expect to receive for portfolio securities if such securities were sold on the valuation date. Valuations as of any particular date, however, are not necessarily indicative of amounts which may ultimately be realized as a result of future sales or other dispositions of securities. Among the factors considered by the Board of Directors in determining the fair value of restricted securities are the financial condition and operating results, projected operations, and other analytical data relating to the investment. Also considered are the market prices for unrestricted securities of the same class (if applicable) and other matters which may have an impact on the value of the portfolio company.

Results from Annual Shareholders Meeting held April 13, 2000

(1) Board of Directors Elections

Reginald B. Newman II Chairman of the Board

Allen F. Grum

a, c	Luiz F. Kahl
g	Erland E. Kailbourne
c, g	Ross B. Kenzie
a	Willis S. McLeese
a, c, g	Jayne K. Rand
a - Member of audit committee	c - Member of compensation committee
g - Member of governance committee
Officers	Title	Email
Allen F. Grum	President/CEO	pgrum@randcap.com
Daniel P. Penberthy	Chief Financial Officer	dpenberthy@randcap.com
Corporate Data Stock Listing	NASDAQ SmallCap Market-symbol RAND
Transfer Agent and Registrar	Continental Stock Transfer & Trust Company / www.continentalstock.com
General Counsel	Hodgson Russ LLP
Independent Accountants	Deloitte & Touche LLP
Number of Shareholders	823 (as of March 6, 2000)

Rand is actively seeking business opportunities for investment consideration. If you are aware of those businesses that may need Rand's support and assistance, please feel free to contact us.

Rand Capital Corporation
2200 Rand Building
Buffalo, NY 14203
   Tel: 716-853-0802
   Fax: 716-854-8480
   www.randcapital.com